Cash And Cash Equivalents (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 5,736	$ 11,425
Retention Accounts [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 5,736